LOANS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Loan Portfolio [Abstract]
Loans receivable, gross	$ 881,863	$ 443,570
Allowance for credit losses	(73,890)	(40,484)	$ (21,586)	$ 0
Loans receivable, net	807,973	403,086
Commercial [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	171,619	183,710
Allowance for credit losses	(28,617)	(28,324)	(8,208)	0
Consumer [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	710,244	259,860
Allowance for credit losses	$ (45,273)	$ (12,160)	$ (13,378)	$ 0